Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total Gross Debt	$ 54,422	$ 79,032
Current portion	(8,993)	(48,097)
Long-term portion	45,429	30,935
Secured Debt
Debt Instrument [Line Items]
Total Gross Debt	18,987	0
Senior revolving financing facility
Debt Instrument [Line Items]
Total Gross Debt	10,901	10,553
Subordinated debenture notes
Debt Instrument [Line Items]
Total Gross Debt	0	40,463
Convertible debt (note 15 (c))
Debt Instrument [Line Items]
Total Gross Debt	17,335	17,286
Senior financing
Debt Instrument [Line Items]
Total Gross Debt	6,562	9,949
Capital lease obligations (note 15 (e))
Debt Instrument [Line Items]
Total Gross Debt	$ 637	$ 781